 June 29, 2007

US Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Dear Sir/Madam,

Re: J-Pacific Gold Inc. 20F Annual Report for Year Ended December 31, 2006

We are submitting to you our 20F annual report filing for fiscal year ended 2006. Please find enclosed the 20F submission (jpn20f2006.htm) along with the following documents:

- map1.gif: BC Property map (graphic)
- map2.jpg: Quebec Property map (graphic)
- map3.gif: California Property map (graphic)
- map3.jpg: Nevada Property map (graphic)
- ceocert302.htm: CEO 302 Certification
- cfocert302.htm: CFO 302 Certification
- ceocert906.htm: CEO 906 Certification
- cfocert906.htm: CFO 906 Certification

My contact information is as follows:

Ralph Braun
J-Pacific Gold Inc.
Suite 1440, 1166 Alberni Street
Vancouver, BC
CANADA V6E 3Z3
Telephone: 604-684-6677
Fax: 604-684-6678
email: rbraun@jpgold.com

Yours truly,
Ralph Braun
CFO
J-Pacific Gold Inc.